Income Taxes (Components Of Net Deferred Tax Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Allowance for credit losses	¥ 650,069	¥ 774,612
Operating loss carryforwards	102,260	106,856
Loans	7,632	14,360
Accrued liabilities and other	309,327	355,337
Premises and equipment, including sale-and-leaseback transactions	94,652	102,217
Derivative financial instruments	94,514	64,583
Accrued severance indemnities and pension plans	44,810	164,797
Valuation allowance	(308,561)	(483,006)
Total deferred tax assets	994,703	1,099,756
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	574,807	488,728
Intangible assets	159,330	104,736
Lease transactions	77,542	54,025
Other	74,471	64,806
Total deferred tax liabilities	886,150	712,295
Net deferred tax assets	¥ 108,553	¥ 387,461